UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

                          Midas Management Corporation
                               11 Hanover Square
                               New York, NY 1005

                         Form 13F File Number: 028-06269

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

     John F. Ramirez
     Chief Compliance Officer
     1-212-480-6432

     /s/John F. Ramirez
     Midas Management Corporation
     August 4, 2008

     Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 70

Form 13F Table Value Total: $237,894
                            (Thousands)

         NAME OF ISSUER           TITLE OF CLASS             CUSIP               VALUE         SHRS OR PRN AMOUNT       SH/PRN
ANGLO AMERICAN PLC             AMERICAN DEP RECEIPT        03485P201          5,484,115.00          154,700              SH
COMPANIA DE MINAS              AMERICAN DEP RECEIPT        204448104          5,360,340.00           82,000              SH
GOLD FIELDS LTD ADR            AMERICAN DEP RECEIPT        38059T106          6,198,500.00          490,000              SH
IVANHOE NICKEL & PLATINUM      AMERICAN DEP RECEIPT        46581P104                     -           37,699              SH
MECHEL ADR                     AMERICAN DEP RECEIPT        583840103          2,377,920.00           48,000              SH
RANDGOLD RES                   AMERICAN DEP RECEIPT        752344309          6,927,000.00          150,000              SH
FRANCO NEVADA CORP               COMMON STK-FOREIGN        351858105            608,614.23           25,000              SH
ANDEAN RESOURCES LTD             COMMON STK-FOREIGN         B1XG4X2           2,042,184.11        1,400,000              SH
ANGLO AMER PLATINUM              COMMON STK-FOREIGN         6761000           8,348,023.81           50,000              SH
ANVIL MINING LTD                 COMMON STK-FOREIGN        03734N106          4,726,000.39          500,000              SH
AREVA                            COMMON STK-FOREIGN         4174116           2,341,263.59            2,000              SH
AURELIAN RESOURCES               COMMON STK-FOREIGN        051544104          5,588,409.23        1,000,000              SH
BRILLIANT MINING CO              COMMON STK-FOREIGN        109507103            634,417.50          894,000              SH
CENTERRA GOLD, INC.              COMMON STK-FOREIGN        152006102          3,200,275.97          680,000              SH
COMAPLEX MINERALS                COMMON STK-FOREIGN        199901109          2,698,107.63          500,000              SH
ELDORADO GOLD CORP               COMMON STK-FOREIGN        284902103          6,920,000.00          800,000              SH
ENDEAVOUR MINING                 COMMON STK-FOREIGN         2983682           1,270,554.38          173,500              SH
ETRUSCAN RESOURCES               COMMON STK-FOREIGN        C333071065         1,901,611.47        1,125,000              SH
FARALLON RESOURCES               COMMON STK-FOREIGN        30739T101          5,346,934.75        7,000,000              SH
FIRST MAJESTIC                   COMMON STK-FOREIGN        32076V103          2,044,648.14          450,000              SH
GREAT BASIN GOLD LTD             COMMON STK-FOREIGN        390124105          3,400,000.00        1,000,000              SH
GUYANA GOLDFIELDS                COMMON STK-FOREIGN        403530108            759,314.02          180,000              SH
HOCHSCHILD MINING                COMMON STK-FOREIGN         B1FW502           1,332,803.83          171,178              SH
IMPALA PLATINUM                  COMMON STK-FOREIGN         B1FFT76           9,868,168.93          250,000              SH
JAGUAR MINING INC.               COMMON STK-FOREIGN        47009M103          3,925,910.25          407,675              SH
LIHIR GOLD LTD                   COMMON STK-FOREIGN         6518596           8,635,691.29        2,723,333              SH
MERCATOR MINERALS                COMMON STK-FOREIGN        587582107          7,286,291.15          608,200              SH
OLYMPUS PACIFIC                  COMMON STK-FOREIGN        68162Q202             88,017.45          364,500              SH
PELANGIO MINES INC               COMMON STK-FOREIGN        705652105            999,357.00          186,100              SH
RIDGE MINING PLC                 COMMON STK-FOREIGN           N/A             6,232,835.82        2,700,000              SH
SILVERCORP METALS                COMMON STK-FOREIGN        82835P103          6,505,345.00        1,100,000              SH
TECK COMINCO LTD                 COMMON STK-FOREIGN        878742204          9,590,000.00          200,000              SH
YAMANA GOLD INC CAD              COMMON STK-FOREIGN        98462Y951          7,691,100.00          465,000              SH
AGNICO EAGLE MINES                     Common Stock        008474108          7,437,000.00          100,000              SH
BARRICK GOLD CORP                      Common Stock        067901108          6,825,000.00          150,000              SH
FIRST QUANTUM MINERALS                 Common Stock        335934105          7,971,565.40          115,000              SH
FREEPORT-MCMORAN                       Common Stock        35671D857          8,789,250.00           75,000              SH
GOLDEN-CYCLE GOLD                      Common Stock        380894105         20,784,410.00        1,964,500              SH
HARRY WINSTON                          Common Stock        41587B100          2,879,000.00          100,000              SH
KINROSS GOLD CORP                      Common Stock        496902404          9,444,000.00          400,000              SH
MINEFINDERS LTD COM                    Common Stock        602900102          4,160,000.00          400,000              SH
NORTHERN DYNASTY MINERALS              Common Stock        66510M204          4,818,000.00          600,000              SH
APPLE COMPUTER INC                     Common Stock        037833100            418,600.00            2,500              SH
BERKSHIRE HATHAWAY                     Common Stock        084670207          4,212,600.00            1,050              SH
BROOKFIELD ASST MGMT                   Common Stock        112585104            585,720.00           18,000              SH
CANADIAN NATURAL RESOURCES             Common Stock        136385101          1,002,500.00           10,000              SH
CONOCOPHILLIPS                         Common Stock        20825C104          1,019,412.00           10,800              SH
COSTCO WHSL CORP NEW                   Common Stock        22160K105            701,400.00           10,000              SH
GOLDMAN SACHS GROUP                    Common Stock        38141G104            682,110.00            3,900              SH
GOOGLE INC CL A                        Common Stock        38259P508          1,052,840.00            2,000              SH
HOVNANIAN ENTERPRISE                   Common Stock        442487203            137,000.00           25,000              SH
JOHNSON & JOHNSON                      Common Stock        478160104            707,740.00           11,000              SH
JPMORGAN & CHASE & CO                  Common Stock        46625H100            665,614.00           19,400              SH
LEUCADIA NATL CORP                     Common Stock        527288104            938,800.00           20,000              SH
LOEWS CORP                             Common Stock        540424108            656,600.00           14,000              SH
LOWES COS INC                          Common Stock        548661107            394,250.00           19,000              SH
MASTERCASRD INC CL A                   Common Stock        57636Q104          2,655,200.00           10,000              SH
PROCTER & GAMBLE CO                    Common Stock        742718109            456,075.00            7,500              SH
PULTE HOMES INC                        Common Stock        745867101            192,600.00           20,000              SH
STARBUCKS CORP                         Common Stock        855244109            362,020.00           23,000              SH
VISA INC CL A SHARES                   Common Stock        92826C839            406,550.00            5,000              SH
INMET MNG CORP COM                     Common Stock        457983104          4,198,137.20           63,000              SH
OM GROUP, INC.                         Common Stock        670872100          1,531,293.00           46,700              SH
ETRUSCAN RESOURCES                         WARRANTS        C333071149           192,655.97          562,500              SH
FIRST MAJESTIC                             WARRANTS           N/A                38,808.40          225,000              SH
GREAT BASIN GOLD                           WARRANTS        390124204            187,500.00          300,000              SH
IAMGOLD WARRANT                            WARRANTS        13201L160              4,188.84          100,000              SH
KINROSS GOLD                               WARRANTS        08135F164            413,956.00          100,000              SH
SILVER EAGLE MINES                         WARRANTS           N/A                        -          275,000              SH
YAMANA GOLD WARRANTS                       WARRANTS        98462Y142            637,427.93           84,375              SH

         NAME OF ISSUER          PUT/CALL        INVESTMENT DISCRETION       OTHER MANAGERS         VOTING AUTHORITY
ANGLO AMERICAN PLC                                        SOLE                                          154,700
COMPANIA DE MINAS                                         SOLE                                           82,000
GOLD FIELDS LTD ADR                                       SOLE                                          490,000
IVANHOE NICKEL & PLATINUM                                 SOLE                                           37,699
MECHEL ADR                                                SOLE                                           48,000
RANDGOLD RES                                              SOLE                                          150,000
FRANCO NEVADA CORP                                        SOLE                                           25,000
ANDEAN RESOURCES LTD                                      SOLE                                        1,400,000
ANGLO AMER PLATINUM                                       SOLE                                           50,000
ANVIL MINING LTD                                          SOLE                                          500,000
AREVA                                                     SOLE                                            2,000
AURELIAN RESOURCES                                        SOLE                                        1,000,000
BRILLIANT MINING CO                                       SOLE                                          894,000
CENTERRA GOLD, INC.                                       SOLE                                          680,000
COMAPLEX MINERALS                                         SOLE                                          500,000
ELDORADO GOLD CORP                                        SOLE                                          800,000
ENDEAVOUR MINING                                          SOLE                                          173,500
ETRUSCAN RESOURCES                                        SOLE                                        1,125,000
FARALLON RESOURCES                                        SOLE                                        7,000,000
FIRST MAJESTIC                                            SOLE                                          450,000
GREAT BASIN GOLD LTD                                      SOLE                                        1,000,000
GUYANA GOLDFIELDS                                         SOLE                                          180,000
HOCHSCHILD MINING                                         SOLE                                          171,178
IMPALA PLATINUM                                           SOLE                                          250,000
JAGUAR MINING INC.                                        SOLE                                          407,675
LIHIR GOLD LTD                                            SOLE                                        2,723,333
MERCATOR MINERALS                                         SOLE                                          608,200
OLYMPUS PACIFIC                                           SOLE                                          364,500
PELANGIO MINES INC                                        SOLE                                          186,100
RIDGE MINING PLC                                          SOLE                                        2,700,000
SILVERCORP METALS                                         SOLE                                        1,100,000
TECK COMINCO LTD                                          SOLE                                          200,000
YAMANA GOLD INC CAD                                       SOLE                                          465,000
AGNICO EAGLE MINES                                        SOLE                                          100,000
BARRICK GOLD CORP                                         SOLE                                          150,000
FIRST QUANTUM MINERALS                                    SOLE                                          115,000
FREEPORT-MCMORAN                                          SOLE                                           75,000
GOLDEN-CYCLE GOLD                                         SOLE                                        1,964,500
HARRY WINSTON                                             SOLE                                          100,000
KINROSS GOLD CORP                                         SOLE                                          400,000
MINEFINDERS LTD COM                                       SOLE                                          400,000
NORTHERN DYNASTY MINERALS                                 SOLE                                          600,000
APPLE COMPUTER INC                                        SOLE                                            2,500
BERKSHIRE HATHAWAY                                        SOLE                                            1,050
BROOKFIELD ASST MGMT                                      SOLE                                           18,000
CANADIAN NATURAL RESOURCES                                SOLE                                           10,000
CONOCOPHILLIPS                                            SOLE                                           10,800
COSTCO WHSL CORP NEW                                      SOLE                                           10,000
GOLDMAN SACHS GROUP                                       SOLE                                            3,900
GOOGLE INC CL A                                           SOLE                                            2,000
HOVNANIAN ENTERPRISE                                      SOLE                                           25,000
JOHNSON & JOHNSON                                         SOLE                                           11,000
JPMORGAN & CHASE & CO                                     SOLE                                           19,400
LEUCADIA NATL CORP                                        SOLE                                           20,000
LOEWS CORP                                                SOLE                                           14,000
LOWES COS INC                                             SOLE                                           19,000
MASTERCASRD INC CL A                                      SOLE                                           10,000
PROCTER & GAMBLE CO                                       SOLE                                            7,500
PULTE HOMES INC                                           SOLE                                           20,000
STARBUCKS CORP                                            SOLE                                           23,000
VISA INC CL A SHARES                                      SOLE                                            5,000
INMET MNG CORP COM                                        SOLE                                           63,000
OM GROUP, INC.                                            SOLE                                           46,700
ETRUSCAN RESOURCES                                        SOLE                                                0
FIRST MAJESTIC                                            SOLE                                                0
GREAT BASIN GOLD                                          SOLE                                                0
IAMGOLD WARRANT                                           SOLE                                                0
KINROSS GOLD                                              SOLE                                                0
SILVER EAGLE MINES                                        SOLE                                                0
YAMANA GOLD WARRANTS                                      SOLE                                                0